Rule 497(d)
                                                              Reg. No. 333-68788


                       Morgan Stanley Select Equity Trust
             The Competitive Edge Best Ideas Portfolio Series 2001-4

                Supplement to Prospectus dated November 29, 2001

Effective November 29, 2001 Enron Corporation stock has been sold by the Trustee, The Bank of New York, and will no longer be included in the portfolio of Morgan Stanley Select Equity Trust The Competitive Edge Best Ideas Portfolio Series 2001-4.